Share-Based Compensation Plans - Summary of Expiry Date and Exercise Prices of Share Options Outstanding (Detail) - Equity Based Compensation Plan [Member]	12 Months Ended
	Dec. 31, 2025 shares € / shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options	11,282,865	15,165,029	19,049,997	20,348,470
2022 Grant [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Expiry date	2032
Exercise price per share options | € / shares	€ 8.4
Number of options	2,374,959	3,037,691	3,805,164
2022 Grant [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Expiry date	2032
Exercise price per share options | € / shares	€ 6
Number of options	50,113	196,834	247,307
2021 Grant [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Expiry date	2031
Exercise price per share options | € / shares	€ 6.4
Number of options	1,977,005	2,571,440	3,069,930
2020 Grant [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Expiry date	2030
Exercise price per share options | € / shares	€ 5.97
Number of options	2,023,886	2,810,388	3,434,330
2019 Grant [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Expiry date	2029
Exercise price per share options | € / shares	€ 15.01
Number of options	964,839	1,304,353	1,638,010
2018 Grant [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Expiry date	2028
Exercise price per share options | € / shares	€ 18.23
Number of options	242,000	242,000	407,000
2018 Grant [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Expiry date	2028
Exercise price per share options | € / shares	€ 12.67
Number of options	2,002,464	2,540,829	3,038,030
2017 Grant [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Expiry date	2027
Exercise price per share options | € / shares	€ 21.15
Number of options	944,969	1,249,983	1,600,721
2016 Grant [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Expiry date	2026
Exercise price per share options | € / shares	€ 24.39
Number of options	702,630	888,300	1,084,398
2015 Grant [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Expiry date	2025
Exercise price per share options | € / shares	€ 32.73
Number of options	0	323,211	407,535
2014 Grant [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Expiry date	2024
Exercise price per share options | € / shares	€ 26.5
Number of options	0	0	317,572